VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES
Summary of information regarding consolidated VIEs

	June 30, 2024	December 31, 2024	December 31, 2024
	RMB	RMB	US Dollars
ASSETS
Current Assets
Cash	¥35,357,534	¥23,868,345	$3,269,950
Restricted cash	848,936	8,123	1,113
Notes receivable	1,341,820	3,206,733	439,321
Accounts receivable, net	38,631,762	40,366,074	5,530,129
Inventories, net	1,128,912	1,541,020	211,119
Other receivables, net	3,514,776	4,043,246	553,922
Loans to third parties	31,008,330	20,713,978	2,837,803
Purchase advances, net	30,691	15,062	2,063
Contract costs, net	48,335,817	41,628,922	5,703,139
Prepaid expenses	138,683	412,109	56,457
Operating lease right-of-use assets, net - current	1,026,599	—	—
Total current assets	161,363,860	135,803,612	18,605,016

Property and equipment, net	22,137,940	20,859,877	2,857,791
Long-term loan to third parties	—	18,500,000	2,534,490
Operating lease right-of-use assets, net - non-current	7,695,347	7,339,716	1,005,537
Total Assets	¥191,197,147	¥182,503,205	$25,002,834

LIABILITIES
Short-term bank loans	¥12,425,959	¥11,582,636	$1,586,815
Accounts payable	10,187,518	14,100,871	1,931,811
Other payables	1,160,065	1,272,678	174,356
Other payable- related parties	2,252,236	1,740,482	238,445
Contract liabilities	1,820,481	4,098,136	561,442
Accrued payroll and employees’ welfare	2,030,300	2,155,740	295,335
Intercompany payables*	269,423,190	269,395,125	36,906,981
Taxes payable	933,219	1,624,242	222,520
Short-term borrowings - related parties	10,002,875	10,018,208	1,372,489
Operating lease liabilities - current	3,741,247	3,891,976	533,198
Total current liabilities	313,977,090	319,880,094	43,823,392

Operating lease liabilities - non-current	3,971,285	2,781,196	381,022
Long-term borrowings - related party	10,000,000	10,000,000	1,369,994
Total Liabilities	¥327,948,375	¥332,661,290	$45,574,408

*Intercompany payables are eliminated upon consolidation.